ACCOUNTING POLICIES (Climate Change) (Details) - T	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Base rate of carbon dioxide (tons)		1.7
Forecast | Reduction Of Carbon Emissions By 2030
Disclosure of changes in accounting estimates [line items]
Threshold percentage to reduce carbon dioxide emissions in 2030	20.00%